Investment Securities - Schedule of Available for Sale Debt Securities in a Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Less Than 12 Months, Fair Value	$ 13,231	$ 18,239
Less Than 12 Months, Gross Unrealized Loss	48	195
12 Months or More, Fair Value	229,399	223,799
12 Months or Longer, Gross Unrealized Loss	20,917	19,512
Total Unrealized Losses	20,965	19,707
U.S. Government Sponsored Agencies
Debt Securities, Available-for-Sale [Line Items]
Less Than 12 Months, Fair Value		5,491
Less Than 12 Months, Gross Unrealized Loss		9
12 Months or More, Fair Value	131,529	126,532
12 Months or Longer, Gross Unrealized Loss	11,424	10,751
Total Unrealized Losses	11,424	10,760
Mortgage-Backed Securities and Small Business Administration
Debt Securities, Available-for-Sale [Line Items]
Less Than 12 Months, Fair Value	13,231	10,241
Less Than 12 Months, Gross Unrealized Loss	48	98
12 Months or More, Fair Value	62,131	64,263
12 Months or Longer, Gross Unrealized Loss	7,807	7,062
Total Unrealized Losses	7,855	7,160
Corporate Bonds
Debt Securities, Available-for-Sale [Line Items]
Less Than 12 Months, Fair Value		2,507
Less Than 12 Months, Gross Unrealized Loss		88
12 Months or More, Fair Value	35,739	33,004
12 Months or Longer, Gross Unrealized Loss	1,686	1,699
Total Unrealized Losses	$ 1,686	$ 1,787